INTEREST EXPENSE (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Realized:
Interest on bank debt and senior notes	62,240	56,716	53,074
Unrealized:
Cross currency interest rate swap (gain)/loss	580	1,306	2,963
Interest rate swap (gain)/loss		(478)	(1,125)
Amortization of debt issue costs and senior note premium	968	793	(5)
Interest expense	63,788	58,337	54,907